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PROSPECTUS

October 31, 2007

As amended July 10, 2008

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Ambassador Money Market Fund

Institutional Shares

Investor Shares

Ambassador Money Market Fund is one of a series of mutual funds advised by professional portfolio managers at Ambassador Capital Management, L.L.C., Detroit, Michigan.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed upon the adequacy or accuracy of the information contained in this Prospectus. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

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Page

Fund Summary

  3

Investment Objective

  3

Principal Investment Strategies

  3

Principal Risks

  3

Risk/Return Information

  4

Fees and Expenses

  5

Shareholder Fees, Institutional Shares and Investor Shares

  5

Annual Fund Operating Expenses

  5

Expense Examples

  5

Financial Highlights for Institutional Shares

  6

More About the Fund

  6

Principal Investment Strategies and Risks

  7

Other Investment Strategies and Risks

  7

Organization of the Fund

  7

Management of the Fund

  8

Ambassador Capital Management, L.L.C.

  8

Portfolio Managers

  8

Investing in the Fund

  9

What Shares Cost

  9

About Purchases

  9

How to Buy Shares

10

Redeeming Fund Shares

12

About Redemptions

12

Redemption of Accounts with Balances Under Account Minimums

12

How to Redeem Shares

13

Dividends and Distributions

13

Tax Consequences

14

Other Information

14

Disclosure of Portfolio Holdings Policies and Procedures

14

Rating

14

Summary of Business Continuity Plan

14

Notice of Privacy Policy and Practices

15

Collection of Customer Information

15

Disclosure of Customer Information

15

Security of Customer Information

15

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FUND SUMMARY

This Fund Summary briefly describes the investment objectives and principal investment strategies of the Ambassador Money Market Fund and the principal risks of investing in the Fund.  For further information on the Fund’s principal and other investment strategies and risks, please read the section entitled “More About The Fund.”

Investment Objective

The Money Market Fund’s objective is to provide current interest income, consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

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The Money Market Fund’s investment adviser invests substantially all of the Fund’s assets only in the following types of securities:

•

obligations of the United States government, its agencies and instrumentalities;

•

commercial paper rated in the highest short-term rating category by at lest one Nationally Recognized Statistical Rating Organization (“NRSRO”) at the time of purchase and maturing not more than 270 days after the date of purchase;

•

certificates of deposit issued by banks, thrift institutions, savings banks or credit unions that maintain a principal or branch office in the State of Michigan which are rated in the highest short-term rating category by at least one NRSRO or if unrated, has been determined by the Fund’s Board to be of comparable quality; and

•

repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities.

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The Money Market Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 397 days or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Risks

The Money Market Fund seeks to preserve the value of your investment at $1.00 per share.  The principal risks of investing in the Fund are:

•

Credit (or Default) Risk:  An issuer of a security may default on its payment obligations.  Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security.  A change in the quality rating of a security can affect the security’s liquidity and make it more difficult for the Fund to sell.

•

Prepayment Risk:  As interest rates fall, mortgage-backed securities tend to mature earlier than expected as a result of an increase in mortgage refinancing or prepayment, sometimes resulting in a loss on the investment.

•

Management risk:  The Fund is an actively managed portfolio, which means the portfolio managers will apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Further information about the Fund’s principal investment strategies and risks is provided below under “More About the Fund.”

RISK/RETURN INFORMATION

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The performance information set forth below shows summary performance information for Institutional Shares of the Ambassador Money Market Fund.  The Fund has not issued any Investor Shares.  The bar chart and table give some indication of the risk of an investment in the Fund.  The bar chart shows you how much an investment in the Fund has changed over each calendar year, assuming all dividends and capital gains are reinvested.  These returns differ from the total returns shown in the Fund’s Financial Highlights, which are based on fiscal year (August 1 to July 31) results.  The table showing Average Annual Total Returns compares the Fund’s performance over varying periods ending at the most recently-completed calendar year.  The current yield for the Fund for the seven-day period ended December 31, 2006 was 5.08%.  You may call the Transfer Agent at (800) 992-0444 for the Fund’s current yield.

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Past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (for periods ended December 31)

6.00%
5.00%
4.00%
3.00%
2.00%
1.00%
0.00%
3.59%
1.38%
0.82%
1.08%
2.99%
4.83%
2001
2002
2003
2004
2005
2006

_____

Note:  The Fund has a fiscal year that ends on July 31.  Total return (not annualized) for the period from January 1 through September 30, 2007, was 3.89%.

Average Annual Total Returns (for periods ended December 31, 2006)

Since

Inception

1 Year

3 Years

5 Years

(8/1/2000)

Ambassador Money Market Fund

    (Institutional Shares )

4.83%

2.95%

2.21%

2.68%

FEES AND EXPENSES

Ambassador Funds will offer Institutional Shares in the Money Market Fund on a no-load basis, without any front-end or back-end sales commission, without any 12b-1 plan charges, and without any redemption fee.  Ambassador Funds will offer Investor Shares in the Money Market Fund to broker dealers, banks, retirement plan sponsors, other financial intermediaries and financial planners also on a no-load basis, without any front-end or back-end sales commission or any redemption fee, but the Investor Shares will pay a distribution and service fee, pursuant to a Distribution Plan adopted pursuant to Rule 12b-1, in an amount not to exceed 0.25% of the average daily net assets of the Investor Shares outstanding.  Because these fees are paid out of the Investor Shares’ assets on an ongoing basis, they will increase your expense ratio and may, over time, cost you more than other types of sales charges.

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.  Please note that the following information does not include fees that financial institutions offering shares of the Fund may charge for services they provide to you.

Shareholder Fees, Institutional Shares and Investor Shares

(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases

None

Maximum deferred sales charge (load)

None

Maximum sales charge (load) imposed on reinvested dividends

None

Redemption fee

None

Exchange fee

None

Maximum account fee

None

Annual Fund Operating Expenses

(expenses paid from Fund assets, as a percentage of net assets)

Total

Management

Distribution

   Other

Operating

       Fees

(12b-1) Fees

Expenses(1)

 Expenses

Money Market Fund

Institutional Shares

0.20%

0.00%

0.12%

0.32%

Investor Shares

0.20%

0.25%

0.12%

0.57%

________

(1)  Other Expenses are based on actual expenses for the year ended July 31, 2007.

Expense Examples

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all dividends and distributions are reinvested.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Money Market Fund

Institutional Shares

$33

$102

$179

$405

Investor Shares

58

183

318

716

FINANCIAL HIGHLIGHTS FOR INSTITUTIONAL SHARES

The Fund has not issued any Investor Shares.  The financial highlights table is intended to help you understand the financial performance of the Fund’s Institutional Shares for the past five fiscal years.  Certain information reflects financial results for a single institutional share in the Fund.  The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP for the fiscal years ended July 31, 2007, 2006, 2005 and 2004, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report to shareholders, which is available upon request.  Information for the fiscal year ended July 31, 2003, was audited by another registered independent public accounting firm.

For an Institutional Share of beneficial interest outstanding throughout the year indicated:

For the Fiscal Year Ended July 31,

	2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000
Investment activities:
Net investment income	0.051	0.040	0.022	0.008	0.010
Net realized gain/loss from investment transactions	0.000(1)	0.000(1)	0.000(1)	0.000(1)	0.000(1)
Distribution from net investment income	(0.051)	(0.040)	(0.022)	(0.008)	(0.010)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000
Total return	5.17%	4.16%	2.11%	0.78%	1.03%

Ratios/supplemental data:
Net assets, end of period (000’s)	$356,127	$233,153	$310,381	$243,751	$382,524
Ratio of expenses to average net assets	0.32%	0.34%	0.33%	0.34%	0.41%
Ratio of net investment income to average net assets	5.05%	4.02%	2.20%	0.78%	1.00%

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Amount less than $0.0005 per share.

MORE ABOUT THE FUND

The Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding shares.  Unless otherwise noted, the investment policies of the Fund are not fundamental and the Fund’s Board of Trustees may change them without shareholder approval.

The following supplements the discussion of the Fund’s principal investment strategies and risks contained in the Fund Summary.  In addition to the principal investment strategies and risks described in this Prospectus, the Fund may use other strategies and is subject to further restrictions and risks which are described in the Statement of Additional Information.

Principal Investment Strategies and Risks

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Commercial Paper.  Commercial paper is a form of short-term (no more than 270-day maturity), usually fixed-rate, corporate debt represented by unsecured promissory notes of the issuing company.  The commercial paper in which the Fund may invest will be rated at the time of investment in the highest short-term rating category assigned by at least one Nationally Recognized Statistical Rating Organizations (e.g., Moody’s Investors Service, Inc. and Standard and Poor’s Ratings Group).

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Money Market Instruments.  Money market instruments include, without limitation,  certificates of deposit, demand and time deposits and bankers’ acceptances.  Although many of these instruments are issued by financial institutions such as banks, they are not necessarily guaranteed by those organizations. The Fund may also invest in money market mutual funds whose investments are permissible for direct investment by the Fund.  These funds will assess fees in addition to the fees charged by the Ambassador Funds.

Repurchase Agreements.  The Fund may buy securities from financial institutions with the understanding that the seller will buy them back with interest at a later specified date.  At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold.  During the term of the repurchase agreement, the seller is obligated to maintain collateral of at least 100% of such value.  If the seller is unable to honor its commitment to repurchase the securities, the purchasing Fund could lose money.

Other Investment Strategies and Risks

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments.  A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued.  A “delayed delivery” or “forward commitment” transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered.  These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Securities Lending.  In order to enhance return, the Fund may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions.  All portfolio securities loans are secured continuously by collateral in the form of cash, high quality money market instruments adjusted daily to have a market value at least equal to the current market value of the securities loaned.  These transactions involve the risk of delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially.

ORGANIZATION OF THE FUND

The Money Market Fund is a series of Ambassador Funds, a Delaware statutory trust.  As of the date of this Prospectus, the Fund offers two classes of shares – Investor Shares and Institutional Shares, which are identical except as to services offered to and borne by each class.  Institutional Shares are offered to the public without any sales charge, load or 12b-1 fees.  Investor Shares bear certain costs pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940.

The Distribution Plan provides that Investor Shares of the Fund may pay distribution expenses for Investor Shares of up to 0.25% each year of the Fund’s average net assets represented by Investor Shares.  Because these fees are paid out of the Fund’s assets attributable to Investor Shares on an ongoing basis, over time these fees will increase the cost of your investment in Investor Shares and may cost you more than paying other types of sales charges. Payments pursuant to the Distribution Plan may be made only to reimburse expenses incurred in connection with distribution and marketing of Investor Shares during a rolling 12-month period, subject to the annual limitation.

MANAGEMENT OF THE FUND

The Board of Trustees is responsible for generally overseeing the conduct of the Money Market Fund’s business. Ambassador Capital Management, L.L.C. (“the “Adviser”), whose address is 500 Griswold Street, Suite 2800, Detroit, Michigan 48226, serves as investment adviser to the Fund pursuant to an investment advisory agreement. According to the terms of the investment advisory agreement, the Fund will pay to the Adviser an annual fee of 0.20% of its average daily net assets.

Subject to the supervision of the Board of Trustees, the Adviser provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund.

Ambassador Capital Management, L.L.C.

The Adviser is an independent investment advisory firm registered with the Securities and Exchange Commission. The Adviser was established in 1998 by President and Chief Executive Officer Brian T. Jeffries, formerly a partner and portfolio manager with Munder Capital Management, Inc. from 1994 until 1998, where he was responsible for the management of fixed-income portfolios exceeding $1 billion in assets.

The Adviser specializes in the management of fixed income and cash portfolios for public and private sector clients, including retirement plans, municipalities, corporations, endowments and foundations.  As of September 30, 2007, the Adviser had approximately $695 million in assets under management, including the assets of the Money Market Fund.

Portfolio Managers

Gregory A. Prost, CFA, Chief Investment Officer since 2000, oversees the Adviser’s fixed income research and directs its fixed income strategy.  Prior to joining the Adviser, Mr. Prost was a partner and senior portfolio manager at Munder Capital Management from 1995 until 2000, where he was responsible for managing fixed income portfolios.  Mr. Prost is a Chartered Financial Analyst.  He earned a B.A. from Kalamazoo College and an M.B.A. from Western Michigan University.

Kathryn J. Nurre, Vice President and Senior Portfolio Manager, has been a portfolio manager of Ambassador Capital Management, L.L.C. since 1998.  Ms. Nurre has over 15 years experience in the capital markets.  Prior to joining the Adviser, Ms. Nurre was director of short-term investments at Cranbrook Capital Management, Inc. (the investment management subsidiary of First of Michigan Corporation) from 1995 until 1998, where she was responsible for the management of over $500 million in client assets.  Ms. Nurre earned a B.A. from the University of Cincinnati.

Derek H. Oglesby, CFA, Portfolio Manager, has been the quantitative specialist and mortgage-backed security analyst for Ambassador Capital Management, L.L.C. since 2000.  Mr. Oglesby has over 7 years experience in the fixed income markets.  Prior to joining the Adviser, Mr. Oglesby was a fixed income portfolio analyst with Conning Asset Management Co.  Mr. Oglesby earned a B.S. in Mathematics from Central Missouri State University and an M.B.A. from Michigan State University.

Talmadge D. Gunn, Senior Vice President and Senior Portfolio Manager, has been the mortgage-backed securities specialist and responsible for managing long-term portfolios for Ambassador Capital Management, L.L.C. since 2006.  Mr. Gunn has over 23 years experience in the fixed income markets.  Prior to joining the Adviser, Mr. Gunn was a shareholder and Senior Portfolio Manager with Munder Capital Management, Inc. from 1993 until 2006.  From 1983 until 1993, Mr. Gunn was Assistant Vice President and Senior Trader at Comerica Bank.  Mr. Gunn earned a B.A. from the University of Michigan and an M.B.A from the University of Detroit.,

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

INVESTING IN THE FUND

You may purchase shares of the Fund on any day that the New York Stock Exchange is open for regular trading.  Please consult with your legal counsel to ensure that the Ambassador Funds are permissible investments for your organization.

What Shares Cost

The offering price of a share is its net asset value.  The price for all purchase and redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received.  We calculate the net asset value per share for the Fund at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the New York Stock Exchange.  The Fund reserves the right to advance the time net asset value is determined.  We will not calculate the net asset value on any day that the New York Stock Exchange is not open for trading and the Fund reserves the right not to calculate the net asset value on any other day that the bond markets close early, such as days in advance of holidays or in the event of an emergency.

We attempt to stabilize the net asset value per share for the Money Market Fund at $1.00 per share by valuing its portfolio securities using the amortized cost method.  Securities for which market prices are not available are valued in accordance with procedures adopted by the Board of Trustees.  These valuation methods are more fully described in the Statement of Additional Information.

About Purchases

In order to purchase shares of the Money Market Fund on a particular day and begin earning dividends that same day, we must receive your order before 12:00 noon, Eastern Time, that day.  Purchase orders received after 12:00 noon, Eastern Time, but prior to the close of business, will begin earning dividends on the following day.

We reserve the right to suspend the sale of shares of the Fund temporarily and the right to refuse any order to purchase shares of the Fund.  If payment for a purchase is rejected for any reason, we will cancel the purchase and may charge you a fee.  In addition, you will be liable for any losses incurred by us in connection with the transaction.

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In compliance with the USA Patriot Act of 2001, please note that the Transfer agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply the account name, authorized signers, tax identification number or social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  Please contact the Transfer Agent at (800) 992-0444 if you need additional assistance when completing your application.

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If we do not have a reasonable belief of the identity of a customer, the Account Application will be rejected, or the customer will not be allowed to perform a transaction on the account until the requested information is received.  The Fund also reserves the right to close an account within five business days, if clarifying information or documentation is not received.

The Fund reserves the right to reject any purchase order.  Since the Fund is a money market fund and invests in short-term fixed income obligations and maintains a stable net asset value per share, the Board of Trustees of Ambassador Funds has not adopted any policies or procedures designed to deter short term or excessive trading (so-called “market timing”).

How to Buy Shares

1.

Verify Permissibility:

•

Consult with your legal counsel to ensure compliance with applicable investment restrictions

2.

Minimum investment requirements (same for Institutional Shares and Investor Shares):

•

$1,000 for initial investments in the Money Market Fund

•

No minimum for subsequent investments

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3.

Making payment by Check:

•

Checks should be payable to “Ambassador Money Market Fund” and sent with your application (in the case of an initial investment) to:

By Mail--

Ambassador Money Market Fund

c/o J.P. Morgan Investor Services Co.

P.O. Box 5354

Cincinnati, OH 45202-4220

By Overnight Delivery--

Ambassador Money Market Fund

c/o J.P. Morgan Investor Services Co.

303 Broadway, Suite 900

Cincinnati, OH 45202-4220

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The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent.

The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Call our Transfer Agent at (800) 992-0444 if you have any questions about opening up an account.

4.

Making payment by Federal Funds Wire:

•

Initial Investment by Wire -- If you are making an initial investment in the Fund, before you wire monies, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire transfer of monies using the instructions you were given.

•

Subsequent Investments by Wire -- Before sending your wire transfer of monies, please contact the Transfer Agent to advise it of your intent to wire monies.  This will ensure prompt and accurate credit upon receipt of your wire.

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•

To send by federal funds wire, use the following information:

JPMorgan Chase Bank, N.A.

New York, NY 10005

ABA # 021000021

Acct # 786414318

Ambassador Money Market Fund

Account Name [Shareholder’s Name]

Shareholder Account Number

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REDEEMING FUND SHARES

You may redeem shares of the Fund on any day that the New York Stock Exchange is open for regular trading.  The price for all redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received.  We calculate the net asset value per share for the Fund at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the New York Stock Exchange.  The Fund reserves the right to advance the time net asset value is determined.  We will not calculate the net asset value on any day that the New York Stock Exchange is not open for trading and the Fund reserves the right not to calculate the net asset value on any other day that the bond markets close early, such as days in advance of holidays, or in the event of an emergency.

About Redemptions

In order to redeem shares of the Fund and receive payment of the proceeds on a particular day, we must receive your request before 12:00 noon, Eastern Time, that day.  Otherwise proceeds will be remitted the following business day.

For redemption requests received prior to the applicable cut-off time, usually the proceeds from the sale of Money Market Fund shares will be wired on the same day; checks for redemption proceeds are generally mailed on the business day following the request.  For redemption requests received after the applicable cut-off time, proceeds will generally be wired or a check will be mailed one business day later, after net asset value is next determined. Proceeds to be wired will be wired to an account designated in writing by a shareholder at any domestic commercial bank that is a member of the Federal Reserve System.  Proceeds to be paid by check will be mailed to the shareholder’s address of record.

To the extent permitted by federal securities laws, we reserve the right to suspend the redemption of shares of the Fund temporarily under extraordinary market conditions such as market closures or restriction or suspension of trading by the Securities and Exchange Commission or in the event an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets.  If any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of redemption proceeds until the Transfer Agent is reasonably confident that the check for purchase has been collected.  This may take up to 7 calendar days from the purchase date.

We may terminate or modify the methods of redemption at any time.  In such case, you will be promptly notified.

Redemption of Accounts with Balances Under Account Minimums

Due to the high cost of maintaining accounts with low balances, if your account balance for the Money Market Fund falls below $1,000, we may choose to redeem those shares and close that account without your consent.  We will not close any account which is held through a retirement plan or any account whose value falls below these minimums as a result of changes in the Fund’s net asset value.  If we plan to close your account, we will notify you and provide you with 30 days to add to your account balance.

How to Redeem Shares

1.

Call our Transfer Agent

•

1-800-992-0444

OR

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Write

•

Ambassador Money Market Fund

c/o J.P. Morgan Investor Services Co.

P.O. Box 5354

Cincinnati, OH 45202-4220

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2.

Provide the required information -- No redemption request will become effective until all documents have been received in “Good Order” by the Transfer Agent.  When making a redemption request, make sure your request is in good order.  “Good Order” means that your letter of instructions to the Transfer Agent should include:

•

Specify the Money Market Fund

•

Your account number

•

The name and address on your account

•

For wire transfers, your financial institution’s wire transfer information (N.B. your financial institution may charge you a fee for handling this transaction)

•

The dollar amount or number of shares you wish to redeem

•

Signatures of all registered shareholders, including a signature guarantee if you request any redemption to be sent to an address other than the address on record with the Fund or request any redemption to be paid to a person or persons other than the shareholder(s) of record.

The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank account authorized on your Account Application.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.

3.

Signature Guarantees -- Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program  (“STAMP”).  A notary public in not an acceptable signature guarantor.

DIVIDENDS AND DISTRIBUTIONS

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As a shareholder, you are entitled to your share of the Money Market Fund’s net income and gains on its investments.  The Fund passes substantially all of its earnings along to its shareholders as distributions.  When the Fund earns interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid.  When these gains are distributed to shareholders, it is called a capital gain distribution.  The Money Market Fund declares dividends daily and pays them monthly.  The Fund distributes its net realized capital gains, if any, at least annually.

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It is possible that the Fund may make a distribution in excess of its earnings and profits.  You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares.  You will treat the excess of any such distribution over your basis in your shares as gain from a sale of shares.  The Fund will pay dividend and capital gains distributions in additional shares of the Fund.  If you wish to receive either dividend or capital gains distributions, or both, in cash, you must either indicate this request on your account application form or notify us by calling (800) 992-0444.

TAX CONSEQUENCES

There are many important tax consequences associated with investment in the Ambassador Funds.  Please read the summary below and consult your tax advisor regarding specific federal, state and local tax consequences applicable to your investment.

The Fund intends to distribute to shareholders dividends of its net investment income and distributions of capital gains.  Distributions of income, whether or not they are reinvested in Fund shares, may be subject to federal income tax.  In addition, sales of Fund shares and capital gains distributions may be subject to federal taxation.  The rate at which you may be taxed on the sale of Fund shares varies depending on the length of time you hold the Fund being sold.  The rate at which you may be taxed on capital gains distributions depends on the length of time the Fund holds the security.

Governmental entities which are shareholders of the Fund will not be subject to federal income tax on distributions from the Fund or on sales of the Fund’s shares.

OTHER INFORMATION

Disclosure of Portfolio Holdings Policies and Procedures

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A list of the full portfolio holdings for the Fund is available for distribution thirty days after the end of each calendar quarter.  A free copy can be obtained by calling the Transfer Agent toll free at (800) 992-0444.  This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on the Form N-Q, which is filed with the Securities and Exchange Commission within sixty days of each fiscal quarter end.  A complete description of the policies and procedures regarding the Fund’s disclosure of portfolio holdings may be found in the Fund’s Statement of Additional Information.

Rating

Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“S&P”), has assigned a Principal Stability Fund Rating of “AAAm” to the Ambassador Money Market Fund.  A fund rated AAAm has extremely strong capacity to maintain principal stability and to limit exposure to principal losses due to credit, market and/or liquidity risks.  AAAm is the highest principal stability fund rating assigned by S&P.  There is no assurance that such rating will continue for any given period of time or that it will not be revised or withdrawn entirely, if in the sole judgment of S&P, circumstances so warrant.

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Summary of Business Continuity Plan

We are committed to ensuring seamless service and uninterrupted business coverage for all shareholders in the event of an unexpected business disruption.  Ambassador Funds, the Adviser, and the Administrator have adopted and regularly review a shared Business Continuity Plan designed to recover their critical business functions in the event of a severe business disruption.

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All shareholder data and records are housed and maintained by the Fund’s transfer agent, J.P. Morgan Investor Services Co. (“JPMISC”), in Cincinnati, Ohio.  Additionally, all Fund transactions (including purchases, redemptions and exchanges) are made exclusively through JPMISC.

In the event of any disruptive occurrence that would adversely affect JPMISC’s primary facilities, JPMISC has developed a comprehensive business continuity plan that is designed to ensure that JPMISC can continue to carry out its obligations on behalf of Ambassador Funds and fund shareholders.

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NOTICE OF PRIVACY POLICY AND PRACTICES

Ambassador Funds recognizes and respects the privacy expectations of our customers.  We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with Ambassador Funds or the Ambassador Money Market Fund.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•

Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•

Account History, including information about the transactions and balances in a customer’s accounts; and

•

Correspondence, written, telephonic or electronic between a customer and the Fund or service providers to the Fund.

Disclosure of Customer Information

We may disclose all of the information described above to certain third parties who are not affiliated with the Fund to process or service a transaction at your request or as permitted by law.  For example, sharing information with companies who maintain or service customer accounts for the Fund is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

Security of Customer Information

We require service providers to the Fund:

•

to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the Fund; and

•

to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Fund.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of a Fund.

You can find additional information about Ambassador Funds in its Annual and Semi-Annual Reports to Shareholders and in the Statement of Additional Information (“SAI”).  The Annual and Semi-Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings and, in the Annual Report only, the registered independent public accountant’s report. The SAI contains more detailed information on all aspects of the Fund and is incorporated by reference in (legally considered to be part of) this Prospectus.  To request a free copy of the current Annual or Semi-Annual Report to Shareholders or the current SAI, to obtain other information about a Fund or for any other shareholder request, write or call:

Ambassador Funds

500 Griswold Street, Suite 2800

Detroit, Michigan 48226

1-800-992-0444

You can visit the SEC’s Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information.  Since the Fund’s reports and SAI are available on the SEC’s website, the Fund does not post its reports to an Internet website.  You can also obtain copies of this information by visiting the SEC’s Public Reference Room in Washington, D.C. (phone: 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’S Public Reference Section, Washington DC  20549-0102.  You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.

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Prospectus

Dated October 31, 2007

As amended July 10, 2008

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Ambassador Money Market Fund

Ticker Symbol

Institutional Shares - AMFXX

Investment Adviser:

Ambassador Capital Management, L.L.C.

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Trustees:

Dennis W. Archer, Jr.

Nicholas J. DeGrazia

Ronald E. Hall

Brian T. Jeffries

Conrad W. Koski

Gregory A. Prost

Custodian:

JPMorgan Chase Bank, N.A.

New York, New York

Administrator:

Fund Services Group, LLC

Wheaton, Illinois

Transfer Agent:

J.P. Morgan Investor Services Co.

Cincinnati, Ohio

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Counsel:

Dykema Gossett PLLC

Detroit, Michigan

Registered Independent Public
Accounting Firm:

KPMG LLP

Chicago, Illinois

Investment Company Act File No. 811-09941